Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Net interest income	£ 2,120	£ 1,905
Non-interest income	270	286
Total operating income	2,390	2,191
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(1,172)	(1,328)
Credit impairment (losses)/write-backs	(118)	70
Provisions for other liabilities and charges	(118)	(190)
Total operating credit impairment (losses)/write-backs, provisions and charges	(236)	(120)
Profit from continuing operations before tax	982	743
Revenue from external customers	2,390	2,191
Inter-segment revenue	2,390	2,191
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	247	195
Insurance, protection and investments	31	32
Credit cards	46	37
Non-banking and other fees	53	41
Total fee and commission income	377	305
Fee and commission expense	(209)	(154)
Net fee and commission income	168	151
Customer loans	213,516		£ 207,288
Total assets	284,317		287,098
Assets held for sale	49		0
Customer deposits	184,004		186,215
Total liabilities	268,644		270,996
Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	0	0
Retail Banking
Disclosure of operating segments [line items]
Net interest income	1,784	1,602
Non-interest income	116	109
Total operating income	1,900	1,711
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(831)	(858)
Credit impairment (losses)/write-backs	(126)	28
Provisions for other liabilities and charges	(101)	(67)
Total operating credit impairment (losses)/write-backs, provisions and charges	(227)	(39)
Profit from continuing operations before tax	842	814
Revenue from external customers	2,033	1,939
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	218	172
Insurance, protection and investments	31	32
Credit cards	46	37
Non-banking and other fees	4	1
Total fee and commission income	299	242
Fee and commission expense	(191)	(136)
Net fee and commission income	108	106
Customer loans	189,318		183,023
Total assets	196,505		190,629
Assets held for sale	0
Customer deposits	154,759		156,991
Total liabilities	155,199		157,622
Retail Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	(133)	(228)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income	92	135
Non-interest income	101	77
Total operating income	193	212
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(73)	(90)
Credit impairment (losses)/write-backs	(13)	20
Provisions for other liabilities and charges	0	0
Total operating credit impairment (losses)/write-backs, provisions and charges	(13)	20
Profit from continuing operations before tax	107	142
Revenue from external customers	243	255
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	8	4
Total fee and commission income	8	4
Fee and commission expense	0	0
Net fee and commission income	8	4
Customer loans	5,129		4,984
Total assets	9,652		8,873
Assets held for sale	0
Customer deposits	0		0
Total liabilities	1,153		1,173
Consumer Finance | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	(50)	(43)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income	242	202
Non-interest income	69	51
Total operating income	311	253
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(181)	(181)
Credit impairment (losses)/write-backs	19	23
Provisions for other liabilities and charges	(2)	(5)
Total operating credit impairment (losses)/write-backs, provisions and charges	17	18
Profit from continuing operations before tax	147	90
Revenue from external customers	318	272
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	29	23
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	36	29
Total fee and commission income	65	52
Fee and commission expense	(11)	(10)
Net fee and commission income	54	42
Customer loans	17,358		16,997
Total assets	17,358		16,997
Assets held for sale	0
Customer deposits	25,305		25,597
Total liabilities	25,326		25,613
Corporate & Commercial Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	(7)	(19)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income		0
Non-interest income		0
Total operating income		0
Operating expenses before credit impairment (losses)/write-backs, provisions and charges		0
Credit impairment (losses)/write-backs		0
Provisions for other liabilities and charges		0
Total operating credit impairment (losses)/write-backs, provisions and charges		0
Profit from continuing operations before tax		0
Revenue from external customers		0
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees		0
Insurance, protection and investments		0
Credit cards		0
Non-banking and other fees		0
Total fee and commission income		0
Fee and commission expense		0
Net fee and commission income		0
Customer loans			0
Total assets			0
Customer deposits			0
Total liabilities			0
Corporate & Investment Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue		0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income	2	(34)
Non-interest income	(16)	49
Total operating income	(14)	15
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(87)	(199)
Credit impairment (losses)/write-backs	2	(1)
Provisions for other liabilities and charges	(15)	(118)
Total operating credit impairment (losses)/write-backs, provisions and charges	(13)	(119)
Profit from continuing operations before tax	(114)	(303)
Revenue from external customers	(204)	(275)
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	5	7
Total fee and commission income	5	7
Fee and commission expense	(7)	(8)
Net fee and commission income	(2)	(1)
Customer loans	1,711		2,284
Total assets	60,802		70,599
Assets held for sale	49
Customer deposits	3,940		3,627
Total liabilities	86,966		£ 86,588
Corporate Centre | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 190	£ 290